Document And Entity Information	Aug. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	CREATIVE REALITIES, INC.
Document, Type	8-K
Document, Period End Date	Aug. 13, 2026
Entity, Incorporation, State or Country Code	MN
Entity, File Number	001-33169
Entity, Tax Identification Number	41-1967918
Entity, Address, Address Line One	13100 Magisterial Drive, Suite 201
Entity, Address, City or Town	Louisville
Entity, Address, State or Province	KY
Entity, Address, Postal Zip Code	40223
City Area Code	502
Local Phone Number	791-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CREX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001356093